Fair Value Of Financial Instruments (Narrative) (Details) (EUR €)	Dec. 31, 2013
Loss Of Exchange Offer	€ 2,250,000
Estinguishment Of Convertible Debentures	2,437
Issuance Of New Share And Warrants	(4,687)
Financial Loss From Exchange Agreement	€ (2,250)